Common Stock (Details)	12 Months Ended
	May 31, 2024 $ / shares shares	May 31, 2024 $ / shares shares
Common Stock [Line Items]
Voting rights	one
Warrants exercise price	$ 0.03
Warrant [Member]
Common Stock [Line Items]
Warrants outstanding | shares	12,065,375	12,065,375
Warrants exercise price		$ 11.5